Schedule of valuation techniques for warrants (Details)	12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Sep. 01, 2022 $ / shares	Aug. 09, 2022 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term				5 years
Fair value of warrants | $	$ 21,929
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued | shares	285,000,000
Warrants issued	$ 0.164
Warrant term	3 years
Fair value of warrants | $	$ 5,415,000
Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.02
Measurement Input, Share Price [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				0.008
Measurement Input, Share Price [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				0.01
Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.01	0.012
Dividend Yield [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			0.00	0.00
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			340.9
Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				90.00
Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate				88.2
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate			3.39	2.98
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)			4 years 6 months	5 years
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant purchase | shares	3,324,212	411,000,000
Warrant [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.135
Warrant [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.037
Warrant [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.0071
Warrant [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.146
Warrant [Member] | Dividend Yield [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.00
Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		403.33
Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		411.0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.27
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.43
Warrant [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)		3 years
Warrant 1 [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.0164
Warrant 1 [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.019
Warrant 1 [Member] | Dividend Yield [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.00
Warrant 1 [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		385.60
Warrant 1 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		1.62
Warrant 1 [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)		3 years
Warrant2 [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.029
Warrant2 [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Strike price		$ 0.041
Warrant2 [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.039
Warrant2 [Member] | Dividend Yield [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.00
Warrant2 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		35.90
Warrant2 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		35.30
Warrant2 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.95
Warrant2 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.46
Warrant2 [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)		3 years
Warrant2 [Member] | Measurement input Exercise Price one [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate		0.028